Note 23 - Provisions (Details Textual) € in Thousands, £ in Thousands, $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 26, 2018 GBP (£)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Jun. 30, 2019 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2019 USD ($)
Statement Line Items [Line Items]
Claim damage related to notice period in service agreement, litigation | £	£ 620
Claim damage related to shares due to plaintiff and other unquantified amounts related to bonuses, litigation | £	£ 540
Claim awarded to plaintiff, litigation		$ 900	€ 620
Final cost and interest awarded to plaintiff, litigation		1,760
Claim and final cost and interest awarded to plaintiff, litigation		$ 2,660
Expense of restructuring activities				$ 525	$ 2,880	$ 3,410	$ 2,017
Total provisions				$ 3,818	2,967	3,066	$ 3,932
Legal fees expense					480
Litigation provision [member]
Statement Line Items [Line Items]
Expense of restructuring activities					1,500
Total provisions					$ 480	$ 1,100